Villere Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 62.9%	Shares	Value
Administrative and Support Services - 7.7%
Uber Technologies, Inc. (a)	13,605	$ 957,792
Visa, Inc. - Class A	4,730	1,543,683
		2,501,475

Ambulatory Health Care Services - 2.1%
Option Care Health, Inc. (a)	33,750	704,363

Beverage and Tobacco Product Manufacturing - 1.1%
PepsiCo, Inc.	2,475	356,870

Chemical Manufacturing - 4.9%
Abbott Laboratories	3,600	308,160
Colgate-Palmolive Co.	5,485	494,363
Kenvue, Inc.	23,725	409,968
Pfizer, Inc.	14,300	374,374
		1,586,865

Computer and Electronic Product Manufacturing - 4.1%
Apple, Inc.	1,435	447,806
Roper Technologies, Inc.	2,725	887,069
		1,334,875

Couriers and Messengers - 1.3%
United Parcel Service, Inc. - Class B	3,885	414,491

Credit Intermediation and Related Activities - 2.2%
JPMorgan Chase & Co.	2,360	706,372

Food Manufacturing - 1.1%
Mondelez International, Inc. - Class A	5,690	348,057

Insurance Carriers and Related Activities - 4.3%
Palomar Holdings, Inc. (a)	9,905	1,060,231
Progressive Corp.	1,750	333,200
		1,393,431

Life Sciences Tools & Services - 0.0% (b)
OmniAb, Inc. (a)(c)	7,705	0
OmniAb, Inc. (a)(c)	7,705	0
		0

Management of Companies and Enterprises - 1.7%
First Interstate BancSystem, Inc. - Class A	15,725	559,810

Merchant Wholesalers, Durable Goods - 2.7%
Pool Corp.	4,900	888,860

Mining (except Oil and Gas) - 3.9%
Freeport-McMoRan, Inc.	19,285	1,267,217

Miscellaneous Manufacturing - 6.5%
Johnson & Johnson	2,570		579,098
STERIS PLC	2,005		426,524
Stryker Corp.	3,675		1,121,206
			2,126,828

Performing Arts, Spectator Sports, and Related Industries - 1.1%
Caesars Entertainment, Inc. (a)	11,930		346,567

Professional, Scientific, and Technical Services - 3.0%
IDEXX Laboratories, Inc. (a)	1,730		974,907

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 6.5%
Amazon.com, Inc. (a)	7,880		2,132,643

Support Activities for Mining - 1.0%
Atlas Energy Solutions, Inc.	20,105		335,552

Telecommunications - 1.5%
Verizon Communications, Inc.	10,155		485,511

Transportation Equipment Manufacturing - 1.6%
Lockheed Martin Corp.	1,000		530,450

Waste Management and Remediation Services - 1.4%
Republic Services, Inc.	2,300		461,012

Water Transportation - 3.2%
Tidewater, Inc. (a)	14,145		1,039,516
TOTAL COMMON STOCKS (Cost $14,725,538)			20,495,672

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares		Value
Warehousing and Storage - 0.9%
Lineage, Inc.	6,920		307,317
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $237,942)			307,317

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 36.4%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.55% (d)(e)	11,883,386		11,883,386
TOTAL MONEY MARKET FUNDS (Cost $11,883,386)			11,883,386

TOTAL INVESTMENTS - 100.2% (Cost $26,846,866)			32,686,375
Liabilities in Excess of Other Assets - (0.2)%		(0.00245)	(79,771)
TOTAL NET ASSETS - 100.0%			$ 32,606,604

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Villere Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 20,495,672	$ –	$ 0	$ 20,495,672
Real Estate Investment Trusts	307,317	–	–	307,317
Money Market Funds	11,883,386	–	–	11,883,386
Total Investments	$ 32,686,375	$ –	$ 0	$ 32,686,375

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of August 31, 2025	$ 0
Ending balance as of May 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$ 0
0

Description	Fair Value as of May 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 0	0	0	$ –
	$ 0